Goodwill and Amortizable Intangible Assets - Summary of estimated annual amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 10,332
2022	5,970
2023	4,012
2024	3,957
2025	3,957
Thereafter	32,240
Finite-Lived Intangible Assets, Net	$ 60,468	$ 71,146